Financial Liabilities at FVTPL - Summary Of Financial Liabilities Designated At FVTPL (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Time deposits	₩ 467,501	₩ 547,816